Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholder remuneration system and earnings per share
Charge to share premium proposed for approval				€ 3,557
Dividends proposed, total per share (in eur per share)				€ 0.0275
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in eur per share)	€ 0.10	€ 0.10
Dividends recognised as distributions to owners		€ 1,662		€ 826	€ 3,612	€ 3,892
CET1 capital ratio (as a percent)				12.34%	11.65%	11.47%
Minimum
Disclosure of non-adjusting events after reporting period [line items]
CET1 capital ratio (as a percent)				8.85%
Target payout ratio (as a percent)				40.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Target payout ratio (as a percent)				50.00%
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in eur per share)			€ 0.10
Forecast | Minimum
Disclosure of non-adjusting events after reporting period [line items]
CET1 capital ratio (as a percent)			11.00%
Forecast | Maximum
Disclosure of non-adjusting events after reporting period [line items]
CET1 capital ratio (as a percent)			12.00%
Percentage of consolidated ordinary profit			50.00%